SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share options outstanding at beginning	179,775	206,010
Weighted average exercisable price per share option, beginning	$ 2.71	$ 2.64
Weighted average remaining contractual life, outstanding	5 years 7 months 20 days	6 years 4 months 9 days	7 years 2 months 23 days
Aggregate intrinsic value, outstanding, beginning	$ 278	$ 79
Share options, granted	11,925	13,905
Weighted average exercisable price per share option, granted	$ 3.71	$ 2.08
Share options, exercised
Weighted average exercisable price per share option, exercised
Share options, expired		(36,143)
Weighted average exercisable price per share option, expired		$ 1.89
Share options, forfeited		(3,997)
Weighted average exercisable price per share option, forfeited		$ 4.30
Share options, outstanding at ending	191,700	179,775	206,010
Weighted average exercisable price per share option, ending	$ 2.77	$ 2.71	$ 2.64
Aggregate intrinsic value, outstanding, ending	$ 227	$ 278	$ 79
Share options, vested at ending	180,201
Shares options, exercisable at ending	180,201
Weighted average exercisable price per share option vested, ending	$ 2.72
Weighted average exercisable price per share option exercisable, ending	$ 2.72
Weighted average remaining contractual life vested, outstanding	5 years 21 days
Weighted average remaining contractual life exercisable, outstanding	5 years 21 days
Aggregate intrinsic value, vested, ending	$ 227
Aggregate intrinsic value, exercisable, ending	$ 227